Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consist of the following:
	As of December 31, 2024	As of December 31, 2023

Finished goods	$128,977	$-